Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Preferred Stock Series A [Member]	Preferred Stock Series D [Member]	Preferred Stock [Member]	Common Stock [Member]	Retained Earnings [Member]	Retained Earnings [Member] Preferred Stock Series A [Member]	Retained Earnings [Member] Preferred Stock Series D [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Balance, value at Dec. 31, 2011	$ 30,226,562			$ 3,868,807	$ 12,009,588	$ 14,405,467			$ (57,300)
Balance, shares at Dec. 31, 2011					3,536,724
Net income	2,782,880					2,782,880
Other comprehensive income (loss)	(2,546)								(2,546)
Common stock options exercised, value	30,111				30,111
Dividends declared on Series A & D convertible preferred stock ($.63 & $.35 per share)		(119,294)	(64,129)				(119,294)	(64,129)
Common stock options exercised, shares	6,260				6,260
Stock-based compensation, net of tax benefit	21,454				21,454
Dividends declared on common stock	(637,737)					(637,737)
Balance, value at Dec. 31, 2012	32,237,301			3,868,807	12,061,153	16,367,187			(59,846)
Balance, shares at Dec. 31, 2012					3,542,984
Net income	2,889,351					2,889,351
Other comprehensive income (loss)	18,423								18,423
Dividends declared on Series A & D convertible preferred stock ($.63 & $.35 per share)		(119,294)	(64,129)				(119,294)	(64,129)
Common stock options exercised, shares
Dividends declared on common stock	(744,026)					(744,026)
Balance, value at Dec. 31, 2013	$ 34,217,626			$ 3,868,807	$ 12,061,153	$ 18,329,089			$ (41,423)
Balance, shares at Dec. 31, 2013					3,542,984